Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Liabilities, Other than Long-term Debt, Noncurrent [Abstract]
Components of other long-term liabilities

(in millions)	December 31, 2020	December 31, 2019
Deferred taxes and other tax liabilities (1)	$188.6	$233.3
Operating lease liabilities (2)	53.1	59.7
Deferred compensation (3)	22.1	25.8
Pension and other post-retirement obligations (3)	26.3	25.3
Long-term workers' compensation (3)	18.8	12.9
Other	35.7	10.6
Other long-term liabilities	$344.6	$367.6
(1)Refer to Note 9 for additional deferred tax discussion.
(2)Refer to Note 17 for additional operating lease liabilities discussion.
(3)Refer to Note 15 for additional pension, deferred compensation and workers' compensation discussion.